Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Paradigm Value Fund
Account Value [Line Items]
Line Graph and Table Measure Name			Paradigm Value Fund
Account Value	$ 22,535	$ 22,535	$ 22,535	$ 19,819	$ 17,253	$ 22,772	$ 12,854	$ 14,114	$ 14,189	$ 11,812	$ 9,324	$ 9,980	$ 10,000
Average Annual Return, Percent	13.71%	9.81%	8.46%
Paradigm Select Fund
Account Value [Line Items]
Line Graph and Table Measure Name			Paradigm Select Fund
Account Value	$ 27,932	$ 27,932	$ 27,932	24,122	19,321	25,404	15,511	14,419	14,082	12,240	9,879	10,671	10,000
Average Annual Return, Percent	15.80%	14.14%	10.82%
Paradigm Micro-Cap Fund
Account Value [Line Items]
Line Graph and Table Measure Name			Paradigm Micro-Cap Fund
Account Value	$ 29,810	$ 29,810	$ 29,810	27,339	21,114	29,405	15,197	14,169	16,601	14,489	9,824	11,073	10,000
Average Annual Return, Percent	9.04%	16.04%	11.54%
Paradigm Value Fund - Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Value Index
Account Value	$ 18,294	$ 18,294	$ 18,294	16,497	15,562	18,588	10,727	12,999	13,863	12,258	9,817	10,078	10,000
Average Annual Return, Percent	10.90%	7.07%	6.23%
Paradigm Select Fund - Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500® Index
Account Value	$ 21,562	$ 21,562	$ 21,562	19,519	17,185	21,752	13,785	14,465	14,214	12,228	10,203	10,592	10,000
Average Annual Return, Percent	10.47%	8.31%	7.99%
Paradigm Micro-Cap Fund - Russell Microcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Microcap® Index
Account Value	$ 17,137	$ 17,137	$ 17,137	16,174	15,167	21,897	12,458	13,082	14,598	12,144	9,517	10,821	10,000
Average Annual Return, Percent	5.96%	5.55%	5.53%
Paradigm Value Fund - S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value	$ 33,521	$ 33,521	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742	10,000
Average Annual Return, Percent	24.56%	15.05%	12.86%
Paradigm Select Fund - S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value	$ 33,521	$ 33,521	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742	10,000
Average Annual Return, Percent	24.56%	15.05%	12.86%
Paradigm Micro-Cap Fund - S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value	$ 33,521	$ 33,521	$ 33,521	$ 26,912	$ 22,503	$ 25,175	$ 17,881	$ 16,633	$ 15,064	$ 13,170	$ 11,171	$ 10,742	$ 10,000
Average Annual Return, Percent	24.56%	15.05%	12.86%